Equity - Translation adjustment - Reserve of exchange differences (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Total translation adjustments	€ (258)	€ 116	€ (85)
Total translation adjustments accumulated in equity attributable to parent	(455)	(96)	(256)
Total translation adjustments accumulated in equity attributable to non-controlling interests	198	211	171
Poland, Zlotych
Disclosure of classes of share capital [line items]
Total translation adjustments	603	645	668
Egypt, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments	(730)	(444)	(503)
Slovak koruna [member]
Disclosure of classes of share capital [line items]
Total translation adjustments	220	220	220
Leone
Disclosure of classes of share capital [line items]
Total translation adjustments	(217)	(150)	(143)
Other Currency [Member]
Disclosure of classes of share capital [line items]
Total translation adjustments	€ (134)	€ (155)	€ (327)